CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (Parenthetical) - CIK 0001836935 Centricus Acquisition Corp. - shares	Mar. 31, 2021	Feb. 03, 2021	Dec. 31, 2020
Common shares, shares outstanding			8,625,000
Class A Common Stock
Common shares, shares outstanding	2,637,489		0
Class B Common Stock
Maximum shares subject to forfeiture			1,125,000
Common shares, shares outstanding	8,625,000	8,625,000	8,625,000